AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Information Technology - 20.5%
Electronic Equipment, Instruments & Components - 3.5%
Horiba Ltd.(a)	15,400	$896,002
Keyence Corp.	1,400	871,438

		1,767,440

IT Services - 5.8%
GMO Payment Gateway, Inc.(a)	11,700	785,343
Pagseguro Digital Ltd.(a) (b)	19,240	891,004
Visa, Inc. - Class A	3,238	556,968
Wirecard AG	4,450	712,176

		2,945,491

Semiconductors & Semiconductor Equipment - 7.2%
ASML Holding NV	3,451	855,894
Infineon Technologies AG	54,902	986,411
STMicroelectronics NV	36,850	713,113
Taiwan Semiconductor Manufacturing Co., Ltd.	126,000	1,119,073

		3,674,491

Software - 4.0%
AVEVA Group PLC	10,430	473,935
Dassault Systemes SE	7,720	1,099,762
SAP SE	3,840	451,866

		2,025,563

		10,412,985

Industrials - 15.2%
Building Products - 2.4%
Kingspan Group PLC	24,885	1,215,129

Commercial Services & Supplies - 1.3%
China Everbright International Ltd.	895,148	688,542

Electrical Equipment - 4.5%
Schneider Electric SE	14,878	1,300,963
Vestas Wind Systems A/S	12,890	999,979

		2,300,942

Industrial Conglomerates - 1.0%
Siemens AG	4,654	498,188

Machinery - 3.7%
SMC Corp./Japan	2,500	1,074,570
Xylem, Inc./NY	9,873	786,088

		1,860,658

Professional Services - 2.3%
Recruit Holdings Co., Ltd.	37,700	1,151,867

		7,715,326

Financials - 14.4%
Banks - 3.2%
HDFC Bank Ltd.	66,134	1,146,116

Company	Shares	U.S. $ Value
Svenska Handelsbanken AB - Class A	51,850	$485,061

		1,631,177

Capital Markets - 5.6%
London Stock Exchange Group PLC	16,800	1,508,635
Partners Group Holding AG	1,754	1,346,995

		2,855,630

Insurance - 3.5%
AIA Group Ltd.	112,200	1,058,163
Prudential PLC	40,767	738,747

		1,796,910

Thrifts & Mortgage Finance - 2.1%
Housing Development Finance Corp., Ltd.	37,644	1,050,729

		7,334,446

Health Care - 14.4%
Biotechnology - 0.8%
Abcam PLC	29,630	417,543

Health Care Equipment & Supplies - 2.4%
Koninklijke Philips NV	26,680	1,232,858

Health Care Providers & Services - 2.4%
Apollo Hospitals Enterprise Ltd.	60,975	1,202,920

Life Sciences Tools & Services - 7.7%
Bio-Rad Laboratories, Inc. - Class A(b)	1,731	575,973
Gerresheimer AG	13,350	957,191
ICON PLC(b)	4,190	617,355
QIAGEN NV(b)	22,800	746,670
Tecan Group AG	4,250	1,015,843

		3,913,032

Pharmaceuticals - 1.1%
Roche Holding AG	1,820	529,919

		7,296,272

Consumer Staples - 13.1%
Food Products - 7.4%
Danone SA	10,860	956,567
Kerry Group PLC - Class A	9,730	1,137,940
Mowi ASA	21,590	498,668
Nestle SA	10,837	1,175,321

		3,768,496

Household Products - 4.0%
Essity AB - Class B	16,640	485,528
Reckitt Benckiser Group PLC	6,460	504,393
Unicharm Corp.	32,400	1,029,802

		2,019,723

Personal Products - 1.7%
Unilever PLC	14,710	884,100

		6,672,319

Company	Shares	U.S. $ Value
Consumer Discretionary - 7.6%
Auto Components - 2.0%
Aptiv PLC	11,558	$1,010,400

Household Durables - 0.8%
Husqvarna AB - Class B	57,450	436,900

Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	5,190	867,924

Textiles, Apparel & Luxury Goods - 3.1%
Puma SE	8,230	636,802
Shenzhou International Group Holdings Ltd.	71,000	926,216

		1,563,018

		3,878,242

Communication Services - 3.3%
Diversified Telecommunication Services - 1.9%
Deutsche Telekom AG	56,237	943,263

Interactive Media & Services - 1.4%
Tencent Holdings Ltd.	17,200	719,440

		1,662,703

Materials - 3.1%
Chemicals - 3.1%
Chr Hansen Holding A/S	10,496	889,155
Koninklijke DSM NV	5,440	654,877

		1,544,032

Utilities - 2.9%
Multi-Utilities - 1.7%
Suez	55,186	867,336

Water Utilities - 1.2%
Beijing Enterprises Water Group Ltd.(b)	1,220,000	624,240

		1,491,576

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Neste Oyj(a)	30,910	1,022,646

Total Common Stocks (cost $39,916,344)		49,030,547

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.89%(c) (d) (e) (cost $1,287,100)	1,287,100	1,287,100

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $41,203,444)		$50,317,647

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio- Class AB, 1.89%(c) (d) (e) (cost $1,190,483)	1,190,483	1,190,483

Total Investments - 101.4% (cost $42,393,927)(f)		51,508,130
Other assets less liabilities - (1.4)%		(697,250)

Net Assets - 100.0%		$50,810,880

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	112	INR	7,821	10/24/19	$(1,847)
Bank of America, NA	USD	1,476	KRW	1,784,423	10/30/19	13,493
Bank of America, NA	USD	517	RUB	33,356	11/14/19	(5,381)
Bank of America, NA	EUR	6,979	USD	7,878	11/15/19	246,575
Barclays Bank PLC	CNY	530	USD	75	10/17/19	547
Barclays Bank PLC	USD	131	CNY	940	10/17/19	1,108
Barclays Bank PLC	INR	12,762	USD	179	10/24/19	(930)
Barclays Bank PLC	USD	103	INR	7,406	10/24/19	1,033
Citibank, NA	BRL	472	USD	113	10/02/19	(258)
Citibank, NA	USD	113	BRL	472	10/02/19	239
Citibank, NA	INR	136,190	USD	1,962	10/24/19	40,354
Citibank, NA	USD	164	INR	11,835	10/24/19	2,799
Deutsche Bank AG	BRL	1,000	USD	239	10/02/19	(1,328)
Deutsche Bank AG	USD	240	BRL	1,000	10/02/19	546
Deutsche Bank AG	USD	239	BRL	1,000	11/04/19	1,239
Goldman Sachs Bank USA	USD	80	CNY	551	10/17/19	(2,513)
Goldman Sachs Bank USA	BRL	1,000	USD	242	11/04/19	1,587
JPMorgan Chase Bank, NA	BRL	528	USD	127	10/02/19	(288)
JPMorgan Chase Bank, NA	USD	128	BRL	528	10/02/19	(836)
JPMorgan Chase Bank, NA	INR	8,434	USD	121	10/24/19	2,298
JPMorgan Chase Bank, NA	USD	1,917	JPY	200,249	11/15/19	(59,205)
Morgan Stanley & Co., Inc.	INR	10,852	USD	150	10/24/19	(2,806)
Morgan Stanley & Co., Inc.	USD	3,410	CAD	4,504	11/15/19	(7,556)
Morgan Stanley & Co., Inc.	USD	640	ZAR	9,968	11/15/19	14,313
Morgan Stanley & Co., Inc.	USD	361	TWD	11,226	11/27/19	2,170
Natwest Markets PLC	USD	77	CNY	545	10/17/19	(211)
Natwest Markets PLC	USD	2,394	AUD	3,538	11/15/19	(2,879)
Natwest Markets PLC	USD	658	JPY	69,490	11/15/19	(13,431)
Standard Chartered Bank	CNY	1,506	USD	219	10/17/19	6,823
Standard Chartered Bank	INR	30,991	USD	431	10/24/19	(6,372)
State Street Bank & Trust Co.	CAD	173	USD	130	11/15/19	(421)
State Street Bank & Trust Co.	CHF	909	USD	936	11/15/19	21,625
State Street Bank & Trust Co.	EUR	1,122	USD	1,255	11/15/19	27,988
State Street Bank & Trust Co.	GBP	185	USD	226	11/15/19	(2,191)
State Street Bank & Trust Co.	HKD	920	USD	118	11/15/19	502

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	186,251	USD	1,744	11/15/19	$16,418
State Street Bank & Trust Co.	NOK	2,618	USD	301	11/15/19	12,812
State Street Bank & Trust Co.	SEK	5,526	USD	582	11/15/19	19,182
State Street Bank & Trust Co.	USD	77	CAD	102	11/15/19	472
State Street Bank & Trust Co.	USD	130	CAD	171	11/15/19	(439)
State Street Bank & Trust Co.	USD	104	CHF	102	11/15/19	(1,124)
State Street Bank & Trust Co.	USD	805	EUR	720	11/15/19	(18,078)
State Street Bank & Trust Co.	USD	1,000	GBP	807	11/15/19	(6,040)
State Street Bank & Trust Co.	USD	118	HKD	920	11/15/19	(404)
State Street Bank & Trust Co.	USD	1,468	JPY	156,588	11/15/19	(15,251)
State Street Bank & Trust Co.	USD	267	MXN	5,349	11/15/19	1,750
State Street Bank & Trust Co.	USD	293	NOK	2,618	11/15/19	(5,130)
State Street Bank & Trust Co.	USD	66	NZD	102	11/15/19	(2,081)
State Street Bank & Trust Co.	USD	132	ZAR	1,945	11/15/19	(4,115)
State Street Bank & Trust Co.	ZAR	3,244	USD	211	11/15/19	(2,016)

						$272,742

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,032,239 and gross unrealized depreciation of investments was $(1,645,295), resulting in net unrealized appreciation of $9,386,944.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:
ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN1

September 30, 2019 (unaudited)

11.5%	Japan
10.3%	Germany
9.8%	France
9.0%	United Kingdom
8.1%	Switzerland
7.6%	China
7.3%	United States
6.8%	India
5.9%	Ireland
5.4%	Netherlands
3.8%	Denmark
2.8%	Sweden
2.2%	Taiwan
6.9%	Other
2.6%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Brazil, Finland, Hong Kong and Norway.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$1,447,972		$8,965,013		$	– 0	–	$10,412,985
Industrials	2,001,217		5,714,109			– 0	–	7,715,326
Financials	– 0	–	7,334,446			– 0	–	7,334,446
Health Care	1,193,328		6,102,944			– 0	–	7,296,272
Consumer Staples	1,137,940		5,534,379			– 0	–	6,672,319
Consumer Discretionary	1,878,324		1,999,918			– 0	–	3,878,242
Communication Services	– 0	–	1,662,703			– 0	–	1,662,703
Materials	– 0	–	1,544,032			– 0	–	1,544,032
Utilities	– 0	–	1,491,576			– 0	–	1,491,576
Energy	– 0	–	1,022,646			– 0	–	1,022,646
Short-Term Investments	1,287,100		– 0	–		– 0	–	1,287,100
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,190,483		– 0	–		– 0	–	1,190,483

Total Investments in Securities	10,136,364		41,371,766	(a)		– 0	–	51,508,130
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	435,873			– 0	–	435,873
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(163,131)			– 0	–	(163,131)

Total	$10,136,364		$41,644,508		$	– 0	–	$51,780,872

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	12/31/18	at Cost	Proceeds	9/30/19	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$2,555	$10,590	$11,858	$1,287	$35
Government Money Market Portfolio*	1,517	16,765	17,092	1,190	2

Total	$4,072	$27,355	$28,950	$2,477	$37

*	Investments of cash collateral for securities lending transactions.